Organization and Basis of Presentation - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) deadWeightTon	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 12, 2018
Organization and Basis of Presentation [Table] [Line Items]
Amortization of Debt Issuance Costs net of Write-offs | $	$ 700,000	$ 3,600,000	$ 3,800,000
Deferred Finance Costs, Own-share Lending Arrangement, Issuance Costs, Adjustment | $		3,100,000
Equity Method Investment, Ownership Percentage	3.70%			10.90%
Amount of time sale expected to be complete	1 year
Maturity of Time Deposits	3 months
Document Period End Date	Dec. 31, 2021
Number of vessels	5
Property, Plant and Equipment, Useful Life	25 years
Period used for estimated scrap value	4 years
Amortization of deferred financing costs | $	$ 658,000	3,667,000	$ 6,915,000
Deferred Finance Costs, Gross | $	21,300,000	21,300,000
Accumulated Amortization, Deferred Finance Costs | $	$ 21,300,000	$ 13,400,000
Liquidity period	12 months
Cash, FDIC Insured Amount | $	$ 0
Number of Reportable Segments	2
Minimum
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)	30 months
Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
Duration of planned major repairs and maintainence of vessel (in months)	60 months
Newbuilding Drybulk carriers
Organization and Basis of Presentation [Table] [Line Items]
Minimum carrying capicity of vessels	30,000
Secured Debt
Organization and Basis of Presentation [Table] [Line Items]
Number of credit agreements	3
Kamsarmax pool [Member] | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000
Kamsarmax pool [Member] | Kamsarmax | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Kamsarmax | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000
Ultramax pool [Member] | Minimum
Organization and Basis of Presentation [Table] [Line Items]
DWT	60,200
Ultramax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	64,000